Interim Condensed Consolidated Statements of Changes in Shareholders' Equity - USD ($)	Common Stock [Member]	Shareholders Subscription [Member]	Additional Paid-in Capital [Member]	Statutory Reserve [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Parent [Member]	Noncontrolling Interest [Member]	Total
Balance at Dec. 31, 2022	$ 6,400		$ 3,013,333	$ 422,330	$ 1,619,682	$ (194,900)	$ 4,866,845	$ 212,763	$ 5,079,608
Balance, shares at Dec. 31, 2022	6,400,000
Issurance of ordianary shares
Issurance of ordianary shares, shares
Net income					969,598		969,598	16,873	986,471
Appropriation to statutory reserves				99,236	(99,236)
Foreign currency translation adjustments						(182,890)	(182,890)	(4,569)	(187,459)
Additional consideration paid for Reorganization
Balance at Dec. 31, 2023	$ 6,400		3,013,333	521,566	2,490,044	(377,790)	5,653,553	225,067	5,878,620
Balance, shares at Dec. 31, 2023	6,400,000
Issurance of ordianary shares	$ 1,380		2,694,947				2,696,327		2,696,327
Issurance of ordianary shares, shares	1,380,000
Net income					(302,518)		(302,518)	(10,729)	(313,247)
Appropriation to statutory reserves				85,315	(85,315)
Foreign currency translation adjustments						(152,103)	(152,103)	(16,598)	(168,701)
Balance at Jun. 30, 2024	$ 7,780		5,708,280	606,881	2,102,211	(529,893)	7,895,259	197,740	8,092,999
Balance, shares at Jun. 30, 2024	7,780,000
Balance at Dec. 31, 2023	$ 6,400		3,013,333	521,566	2,490,044	(377,790)	5,653,553	225,067	5,878,620
Balance, shares at Dec. 31, 2023	6,400,000
Issurance of ordianary shares	$ 1,380		3,179,583				3,180,963		3,180,963
Issurance of ordianary shares, shares	1,380,000
Net income					(812,836)		(812,836)	(33,005)	(845,841)
Appropriation to statutory reserves				170,914	(170,914)
Foreign currency translation adjustments						(199,972)	(199,972)	(4,569)	(204,541)
Pre-Delivery Shares related to the issuance of Convertible Note	$ 850		1,499,150				1,500,000		1,500,000
Pre-Delivery Shares related to the issuance of Convertible Note, shares	850,000
other			1,089,207	(133,143)	(956,064)
Additional consideration paid for Reorganization
Gain on disposal of subsidiaries				(94,700)	94,700			(187,493)	(187,493)
Balance at Dec. 31, 2024	$ 8,630		8,781,273	464,637	644,930	(577,762)	9,321,708		9,321,708
Balance, shares at Dec. 31, 2024	8,630,000
Net income					(2,622,169)		(2,622,169)		(2,622,169)
Appropriation to statutory reserves				114,756	(114,756)
Foreign currency translation adjustments						176,222	176,222		176,222
Pre-Delivery Shares related to the issuance of Convertible Note	$ 2,763		1,379,901				1,382,664		1,382,664
Pre-Delivery Shares related to the issuance of Convertible Note, shares	2,762,744
Common stock issued for services	$ 500		354,450				354,950		354,950
Balance, shares	500,000
other			(736,568)	(300,193)	1,036,761
Balance at Jun. 30, 2025	$ 11,893		$ 9,779,056	$ 279,200	$ (1,055,235)	$ (401,540)	$ 8,613,373.74		$ 8,613,374
Balance, shares at Jun. 30, 2025	11,892,744